Shareholder Report, Holdings (Details)	May 31, 2024
C000177003 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177003 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177003 | Commerical Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177003 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177003 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177003 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177003 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000177003 | Foreign Debt And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000177003 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000177003 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026757 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026757 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026757 | Commerical Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026757 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026757 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026757 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026757 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026757 | Foreign Debt And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026757 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026757 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026759 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026759 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026759 | Commerical Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026759 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026759 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026759 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026759 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026759 | Foreign Debt And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026759 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026759 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026760 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026760 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026760 | Commerical Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026760 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026760 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026760 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026760 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026760 | Foreign Debt And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026760 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026760 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000062222 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062222 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062222 | Commerical Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062222 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062222 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062222 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062222 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000062222 | Foreign Debt And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000062222 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000062222 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%